Derivative financial instruments - Schedule of Gold Derivative (Details) - Gold derivative contracts (Note 17) - Not designated as hedging instrument oz in Thousands	Dec. 31, 2024 $ / Ounce oz
Disclosure of detailed information about financial instruments [line items]
Ounces | oz	403,653
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per Ounce)	2,450
Top of range
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per Ounce)	3,294
2025
Disclosure of detailed information about financial instruments [line items]
Ounces | oz	187,010
2025 | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per Ounce)	2,450
2025 | Top of range
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per Ounce)	3,294
2026
Disclosure of detailed information about financial instruments [line items]
Ounces | oz	200,006
2026 | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per Ounce)	2,450
2026 | Top of range
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per Ounce)	3,294
2027
Disclosure of detailed information about financial instruments [line items]
Ounces | oz	16,637
2027 | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per Ounce)	2,450
2027 | Top of range
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per Ounce)	3,294